Business Combinations, Divestitures and Discontinued Operations and Selected Financial Information by Operating Segment and Line of Business - Summary of Net Sales by Product and Geographic Segment (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenues	$ 16,132	$ 16,063	$ 16,404
Net sales, continuing and discontinued operations	16,132	16,063	16,404
Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues	15,491	15,595	15,953
Mexico [member]
Disclosure of geographical areas [line items]
Revenues	4,282	4,745	4,855
Mexico [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues	4,282	4,745	4,855
United States [member]
Disclosure of geographical areas [line items]
Revenues	5,001	5,194	5,338
United States [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues	5,001	5,194	5,338
Other Activities [member]
Disclosure of geographical areas [line items]
Revenues	641	468	451
Europe [Member]
Disclosure of geographical areas [line items]
Revenues	3,797	3,582	3,627
Middle East and Africa [Member]
Disclosure of geographical areas [line items]
Revenues	1,299	1,010	1,091
SCA&C [member]
Disclosure of geographical areas [line items]
Revenues	1,112	1,064	1,042
Operating segments [member] | Cement segment [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues	7,690	7,759	8,001
Operating segments [member] | Cement segment [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues	2,965	3,207	3,378
Operating segments [member] | Cement segment [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues	1,825	1,905	1,988
Operating segments [member] | Cement segment [member] | Europe [Member]
Disclosure of geographical areas [line items]
Revenues	1,640	1,534	1,513
Operating segments [member] | Cement segment [member] | Middle East and Africa [Member]
Disclosure of geographical areas [line items]
Revenues	311	207	237
Operating segments [member] | Cement segment [member] | SCA&C [member]
Disclosure of geographical areas [line items]
Revenues	949	906	885
Operating segments [member] | Ready Mix Concrete [Member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues	6,723	6,757	7,053
Operating segments [member] | Ready Mix Concrete [Member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues	1,287	1,434	1,397
Operating segments [member] | Ready Mix Concrete [Member] | United States [member]
Disclosure of geographical areas [line items]
Revenues	2,751	2,905	3,070
Operating segments [member] | Ready Mix Concrete [Member] | Europe [Member]
Disclosure of geographical areas [line items]
Revenues	1,602	1,532	1,666
Operating segments [member] | Ready Mix Concrete [Member] | Middle East and Africa [Member]
Disclosure of geographical areas [line items]
Revenues	888	693	743
Operating segments [member] | Ready Mix Concrete [Member] | SCA&C [member]
Disclosure of geographical areas [line items]
Revenues	195	193	177
Operating segments [member] | Aggregates segment [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues	3,008	2,977	2,967
Operating segments [member] | Aggregates segment [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues	344	393	399
Operating segments [member] | Aggregates segment [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues	1,374	1,374	1,347
Operating segments [member] | Aggregates segment [member] | Europe [Member]
Disclosure of geographical areas [line items]
Revenues	1,000	956	960
Operating segments [member] | Aggregates segment [member] | Middle East and Africa [Member]
Disclosure of geographical areas [line items]
Revenues	227	190	200
Operating segments [member] | Aggregates segment [member] | SCA&C [member]
Disclosure of geographical areas [line items]
Revenues	63	64	61
Operating segments [member] | Urbanization solutions [Member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues	1,937	2,289	2,369
Operating segments [member] | Urbanization solutions [Member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues	774	1,077	1,163
Operating segments [member] | Urbanization solutions [Member] | United States [member]
Disclosure of geographical areas [line items]
Revenues	601	658	694
Operating segments [member] | Urbanization solutions [Member] | Europe [Member]
Disclosure of geographical areas [line items]
Revenues	339	336	295
Operating segments [member] | Urbanization solutions [Member] | Middle East and Africa [Member]
Disclosure of geographical areas [line items]
Revenues	140	122	125
Operating segments [member] | Urbanization solutions [Member] | SCA&C [member]
Disclosure of geographical areas [line items]
Revenues	83	96	92
Operating segments [member] | All other segments [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues	144	123	145
Operating segments [member] | All other segments [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues	15	10	13
Operating segments [member] | All other segments [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues	1	1	14
Operating segments [member] | All other segments [member] | Other Activities [member]
Disclosure of geographical areas [line items]
Revenues	641	468	451
Operating segments [member] | All other segments [member] | Europe [Member]
Disclosure of geographical areas [line items]
Revenues	88	85	90
Operating segments [member] | All other segments [member] | Middle East and Africa [Member]
Disclosure of geographical areas [line items]
Revenues	12	13	19
Operating segments [member] | All other segments [member] | SCA&C [member]
Disclosure of geographical areas [line items]
Revenues	28	14	9
Elimination of intersegment amounts [member] | Reportable segments [member]
Disclosure of geographical areas [line items]
Revenues	(4,011)	(4,310)	(4,582)
Elimination of intersegment amounts [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues	(1,103)	(1,376)	(1,495)
Elimination of intersegment amounts [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues	(1,551)	(1,649)	(1,775)
Elimination of intersegment amounts [member] | Europe [Member]
Disclosure of geographical areas [line items]
Revenues	(872)	(861)	(897)
Elimination of intersegment amounts [member] | Middle East and Africa [Member]
Disclosure of geographical areas [line items]
Revenues	(279)	(215)	(233)
Elimination of intersegment amounts [member] | SCA&C [member]
Disclosure of geographical areas [line items]
Revenues	$ (206)	$ (209)	$ (182)